Government Bonds and Other Assets - Summary of Other Assets (Detail) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Payments in advance	$ 5,541,461	$ 5,907,464
Other	4,543,231	3,353,985
Insurance	1,354,280	1,352,643
Total other assets	$ 11,438,972	$ 10,614,092